Notes Payable - Schedule of Future Maturities of Notes Payable (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
2021	$ 6,575,484
2022	262,145	$ 5,323,656
2023	3,159	47,147
2024	3,280	3,159
2025	3,405	3,280
Thereafter	141,264	141,262
Total future maturities	$ 6,988,737	$ 5,521,909